Label	Element	Value
Interest payable	ifrs-full_InterestPayable	$ 4,000,000.0
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure Of Decommissioning, Restoration And Similar Liabilities [Text Block]	auy_DisclosureOfDecommissioningRestorationAndSimilarLiabilitiesTextBlock	ENVIRONMENTAL REHABILITATION PROVISION
The Company incurs environmental rehabilitation liabilities relating to its operating and closed mines and development projects. Significant rehabilitation activities include land rehabilitation, demolition of buildings and mine facilities, and ongoing care and maintenance and monitoring.

The Company estimates future rehabilitation costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. Changes in environmental rehabilitation provision estimates during the year reflect changes in cash flow estimates as well as assumptions including discount and inflation rates.

At December 31, 2019, the present value of the environmental rehabilitation provision relating to the Company's mining properties was estimated at $220.4 million (December 31, 2018: $250.3 million) using discount rates ranging between 1.77% and 16.16% (December 31, 2018: 2.14% and 11.41%). The undiscounted value of these liabilities was $272.0 million (December 31, 2018: $365.1 million).

The following table reconciles the beginning and ending carrying amounts of the Company's environmental rehabilitation provision. The majority of the expenditures are expected to take place over the next 100 years. Certain obligations related to post closure monitoring and maintenance at the Company's Chilean mines are expected to continue in perpetuity.

	2019	2018
Balance, beginning of year	$250.3	$274.3
Accretion expense included in finance costs	12.1	14.9
Revisions in estimates and obligations	25.9	31.2
Expenditures during the current year	(4.3)	(5.3)
Foreign exchange impact	(3.8)	(30.6)
Reclassified to liabilities relating to assets held for sale	(59.8)	(34.2)
Balance, end of year	$220.4	$250.3
Current (i)	$5.7	$9.1
Non-current	214.7	241.2
	$220.4	$250.3
(i)The current portion of the environmental rehabilitation provision is included in the current portion of Other Provisions and Liabilities. Refer to Note 27.

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated environmental rehabilitation obligations. As at December 31, 2019, the Company had outstanding letters of credit in the amount of $70.1 million (C$91.1 million) (December 31, 2018: $57.4 million (C$78.3 million)) representing guarantees for reclamation obligations and road construction relating to the Company's share of mining interest in Canadian Malartic, and $13.6 million (December 31, 2018: $13.6 million) representing guarantees for reclamation obligations relating to the Company's US properties. These letters of credit are automatically extended for one year periods from their expiration dates.

Machinery and Equipment [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 19,200,000
Buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	5,300,000
Gross carrying amount [member] | Goodwill [member]
Decrease through classified as held for sale, intangible assets and goodwill	ifrs-full_DecreaseThroughClassifiedAsHeldForSaleIntangibleAssetsAndGoodwill	24,000,000.0
Gross carrying amount [member] | Goodwill [member] | Osisko Mining Corporation [Member]
Intangible assets and goodwill	ifrs-full_IntangibleAssetsAndGoodwill	$ 427,700,000